Cash and Cash Equivalents, Restricted Cash Advances and Collateral - Additional Information (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted Cash Advances And Collateral [Line Items]
Cash and cash equivalents	$ 510,323,000	$ 267,684,000	$ 274,359,000
Subsidiary
Restricted Cash Advances And Collateral [Line Items]
Cash and cash equivalents	$ 24,700